Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net earnings	$ 292	$ 312	$ 656	$ 649
Other comprehensive income (loss)
Unrealized foreign currency translation gains (losses), net of hedging activities and tax	244	(244)	550	(336)
Other, net of tax	1	(2)	1	(2)
Other comprehensive income (loss)	245	(246)	551	(338)
Comprehensive income	537	66	1,207	311
Comprehensive income attributable to:
Non-controlling interests	68	38	132	65
Preference equity shareholders	17	17	33	33
Common equity shareholders	452	11	1,042	213
Comprehensive income	$ 537	$ 66	$ 1,207	$ 311